Notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Note Payable

	As at December 31,
	2020 RMB’million	2021 RMB’million
Included in non-current liabilities
Notes payable	5,175	5,062

	5,175	5,062

Summary of unsecured senior notes

	Principal amount (US $ ’million)	Carrying amount at December 31, 2020 (RMB’million)	Carrying amount at December 31, 2021 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	1,945	1,903	1.375%	2025
2030 Notes	500	3,230	3,159	2.000%	2030

	800	5,175	5,062